Schedule of estimated useful lives of intangible assets (Details)	6 Months Ended
Jun. 30, 2025
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	3 years
Completed development technology [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	3 years
Intellectuals property [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	Indefinite useful life